Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	40,000,000	40,000,000	40,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	126,944,190	126,156,189	72,472,412
Common stock, outstanding	126,944,190	126,156,189	72,472,412